INVESTMENT SECURITIES (Schedule of Investments by Contractual Maturity) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
AVAILABLE FOR SALE, Amortized cost
Due in one year or less	$ 39,693
Due after one through five years	110,723
Due after five through ten years	470
Due after ten years
Total	150,886
AVAILABLE FOR SALE, Fair value
Due in one year or less	39,828
Due after one through five years	111,280
Due after five through ten years	469
Due after ten years
Total	$ 151,577
AVAILABLE FOR SALE, Weighted-average yield
Due in one year or less	0.88%
Due after three through five years	0.84%
Due after five through ten years	1.55%
Due after ten years
Total	0.85%
HELD TO MATURITY, Amortized cost
Due in one year or less	$ 540
Due after three through five years	2,205
Due after five through ten years	12,744
Due after ten years
Total	15,489	$ 3,495
HELD TO MATURITY, Fair value
Due in one year or less	545
Due after one through five years	2,298
Due after five through ten years	12,749
Due after ten years
Total	$ 15,592	$ 3,622
HELD TO MATURITY, Weighted-average yield
Due in one year or less	3.14%
Due after three through five years	3.39%
Due after five through ten years	1.01%
Due after ten years
Total	1.42%